Submission	Oct. 02, 2025
Submission [Line Items]
Central Index Key	0002073553
Registrant Name	AI INFRASTRUCTURE ACQUISITION CORP.
Registration File Number	333-289587
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A